Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net, Current [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net, as of December 31, 2018 and 2019, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	56,020	68,214
Receivables for marketplace service fees from asset management companies	1,234	1,057
Receivables for marketplace service fees from insurance companies and others	4,243	9,760

Total accounts receivable	61,497	79,031

Allowance for doubtful accounts	(13,845)	(4,780)

Accounts receivable, net	47,652	74,251

Schedule of movement of allowance for doubtful accounts
The movements in the allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	490	5,428	13,845
Additions	16,480	108,156	23,182
Charge-offs	(11,542)	(99,739)	(32,247)

Balance at end of the year	5,428	13,845	4,780